Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans
Gross loans	SFr 293,064	SFr 293,539
of which held at amortized cost	282,821	282,131
of which held at fair value	10,243	11,408
Net (unearned income)/deferred expenses	(81)	(95)
Allowance for credit losses	(1,297)	(1,536)	SFr (1,049)
Allowance for loan losses			(946)	SFr (902)
Net loans	291,686	291,908
Non-performing loans	1,666	1,666
Non-interest-earning loans	298	375
Non-accrual loans	1,964	2,041	1,510
Restructured loans	367	313
Potential problem loans	436	843
Total other impaired loans	803	1,156
Gross impaired loans	2,767	3,197
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	130	180
Switzerland
Loans
Gross loans	167,957	168,589
Foreign
Loans
Gross loans	125,107	124,950
Corporate and institutional
Loans
Gross loans	126,203	129,007
of which held at amortized cost	116,155	117,685
Allowance for credit losses	(940)	(1,218)	(808)
Allowance for loan losses			(760)	(715)
Non-accrual loans	925	1,317	883
Corporate and institutional | Real estate
Loans
Gross loans	28,529	29,045
of which held at amortized cost	27,805	28,211
Non-accrual loans	167	324	155
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	69,129	74,097
of which held at amortized cost	66,147	70,563
Non-accrual loans	698	925	682
Corporate and institutional | Financial institutions
Loans
Gross loans	25,222	22,487
of which held at amortized cost	20,916	17,901
Non-accrual loans	41	68	46
Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,323	3,378
of which held at amortized cost	1,287	1,010
Non-accrual loans	19	0	0
Consumer
Loans
Gross loans	166,861	164,532
of which held at amortized cost	166,666	164,446
Allowance for credit losses	(357)	(318)	(241)
Allowance for loan losses			(186)	(187)
Non-accrual loans	1,039	724	627
Consumer | Mortgages
Loans
Gross loans	110,533	109,067
of which held at amortized cost	110,533	109,067
Non-accrual loans	572	418	337
Consumer | Loans collateralized by securities
Loans
Gross loans	51,253	51,028
of which held at amortized cost	51,253	51,028
Non-accrual loans	262	105	122
Consumer | Consumer finance
Loans
Gross loans	5,075	4,437
of which held at amortized cost	4,880	4,351
Non-accrual loans	205	201	168
Bank
Loans
Gross loans	301,735	301,971
of which held at amortized cost	291,492	290,563
of which held at fair value	10,243	11,408
Net (unearned income)/deferred expenses	(81)	(95)
Allowance for credit losses	(1,296)	(1,535)	(1,048)
Allowance for loan losses			(945)	(901)
Net loans	300,358	300,341
Non-performing loans	1,666	1,666
Non-interest-earning loans	286	363
Non-accrual loans	1,952	2,029	1,498
Restructured loans	367	313
Potential problem loans	436	843
Total other impaired loans	803	1,156
Gross impaired loans	2,755	3,185
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	130	180
Bank | Switzerland
Loans
Gross loans	175,903	176,312
Bank | Foreign
Loans
Gross loans	125,832	125,659
Bank | Corporate and institutional
Loans
Gross loans	134,874	137,439
of which held at amortized cost	116,143	117,673
Allowance for credit losses	(939)	(1,217)	(807)
Allowance for loan losses			(759)	(714)
Non-accrual loans	913	1,305	871
Bank | Corporate and institutional | Real estate
Loans
Gross loans	28,529	29,045
of which held at amortized cost	27,805	28,211
Non-accrual loans	167	324	155
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	69,756	74,700
of which held at amortized cost	66,135	70,551
Non-accrual loans	686	913	670
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	33,266	30,316
of which held at amortized cost	20,916	17,901
Non-accrual loans	41	68	46
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,323	3,378
of which held at amortized cost	1,287	1,010
Non-accrual loans	19	0	0
Bank | Consumer
Loans
Gross loans	166,861	164,532
of which held at amortized cost	166,666	164,446
Allowance for credit losses	(357)	(318)	(241)
Allowance for loan losses			(186)	SFr (187)
Non-accrual loans	1,039	724	627
Bank | Consumer | Mortgages
Loans
Gross loans	110,533	109,067
of which held at amortized cost	110,533	109,067
Non-accrual loans	572	418	337
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	51,253	51,028
of which held at amortized cost	51,253	51,028
Non-accrual loans	262	105	122
Bank | Consumer | Consumer finance
Loans
Gross loans	5,075	4,437
of which held at amortized cost	4,880	4,351
Non-accrual loans	SFr 205	SFr 201	SFr 168